Income Taxes (Details) - Schedule of Principal Components of Deferred Income Tax Assets - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net losses carry forwards	¥ 548
Valuation allowance	¥ (548)